PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 92,711	$ 57,892	$ 21,290